CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total		Common Stock Class A-1 Common Stock		Common Stock Class A-2 Common Stock	Additional Paid-In Capital		Treasury Stock		Note Receivable, Stockholder	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2016				54,133,885	[1]	0			(96,273)
Beginning balance at Dec. 31, 2016		$ 24,139		$ 5	[1]	$ 0	$ 60,667	[1]	$ (217)		$ 0	$ (36,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)									(32,658)
Repurchase of common and preferred stock		$ (124)							$ (124)
Exercise of common stock options (in shares)		867,024		1,122,256	[1]				17,206
Exercise of common stock options		$ 1,380					1,351	[1]	$ 29
Exercise of warrants (in shares)		11,500		118,601	[1]				79,067	[1]
Exercise of warrants		$ 205					16	[1]	$ 189
Employee stock option compensation		804					804	[1]
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				(2,521,815)	[1]				(32,658)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		10,794		$ 1	[1]		10,670	[1]	$ 123
Issuance of note receivable and shares (in shares)	[1]			562,838
Issuance of note receivable and shares		(975)					2,293	[1]			(3,268)
Net (loss) income		8,311										8,311
Ending balance (in shares) at Dec. 31, 2017				58,459,396	[1]	0			0
Ending balance at Dec. 31, 2017		44,534		$ 6	[1]	$ 0	75,801	[1]	$ 0		(3,268)	(28,005)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)									(694,726)
Repurchase of common and preferred stock		$ (3,343)							$ (3,343)
Exercise of common stock options (in shares)		284,642		31,885	[1]				252,981
Exercise of common stock options		$ 396					(782)	[1]	$ 1,178
Receipt of stock previously issued pursuant to acquisition into treasury (in shares)									(67,998)
Receipt of stock previously issued pursuant to acquisition into treasury		(399)							$ (399)
Reclassification of contingent stock consideration		4,674					4,674	[1]
Settlement of note receivable issued (in shares)									(802,137)
Settlement of note receivable issued									$ (3,268)		3,268
Employee stock option compensation		453					453	[1]
Net (loss) income		10,803										10,803
Ending balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0			(1,311,880)	[2]
Ending balance at Dec. 31, 2018		57,118	[3]	$ 6	[1]	$ 0	80,146	[1]	$ (5,832)	[2]	0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock option compensation		128					128
Net (loss) income		3,995										3,995
Ending balance (in shares) at Mar. 31, 2019				58,986,311					(1,265,471)	[2]
Ending balance at Mar. 31, 2019		61,802		$ 6			80,608		$ (5,605)	[2]		(13,207)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)				495,030					46,409	[2]
Exercise of warrants		561					334		$ 227	[2]
Beginning balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0			(1,311,880)	[2]
Beginning balance at Dec. 31, 2018		$ 57,118	[3]	$ 6	[1]	$ 0	80,146	[1]	$ (5,832)	[2]	0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		2,590,274		342,139					1,244,725
Exercise of common stock options		$ 3,225					(4,299)	[1]	$ 7,524
Exercise of warrants (in shares)		190,575		3,229,295	[1]				46,409
Exercise of warrants		$ 3,392					3,165	[1]	$ 227
Employee stock option compensation		2,236					2,236	[1]
Contributed capital, professional service fees paid by shareholder		2,891					2,891	[1]
Shares exchanged for withholding on stock options and shares repurchased (in shares)									(906,128)
Shares exchanged for withholding on stock options and shares repurchased		(9,331)							$ (9,331)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				14,574,755	[1]	4,999,999			(926,874)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		29,262		$ 2	[1]	$ 1	21,847	[1]	$ 7,412
Net (loss) income		3,995										(5,864)
Ending balance (in shares) at Dec. 31, 2019				76,637,470	[1]	4,999,999			0
Ending balance at Dec. 31, 2019		85,525	[3]	$ 8	[1]	$ 1	105,986	[1]	$ 0		$ 0	(20,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock option compensation		1,060					1,060
Net (loss) income		(1,966)										(1,966)
Ending balance (in shares) at Mar. 31, 2020				78,234,106		3,403,363
Ending balance at Mar. 31, 2020		$ 84,619		$ 8		$ 1	$ 107,046					$ (22,436)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of A-2 common stock to A-1 common stock (in shares)						(1,596,636)

[1]	See Note 3 for reverse recapitalization effects herein.
[2]	Share amounts for 2019 have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 1.
[3]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.